Investments In Subsidiaries	12 Months Ended
Dec. 31, 2025
Disclosure of subsidiaries [abstract]
Note 8 - Investments in Subsidiaries
Note 8 - Investments in Subsidiaries

A.	Non-controlling interests in subsidiaries

The following tables present information with respect to non-controlling interests in a subsidiary, YPH (at the rate of 50%), before elimination of inter-company transactions. The information includes fair value adjustments that were made on the acquisition date, other than goodwill and presented without adjustments for the ownership rates held by the Company.

As of December 31
2025	2024
$ millions	$ millions

Current assets	244	270
Non-current assets	420	365
Current liabilities	(122)	(96)
Non-current liabilities	(36)	(38)
Equity	(506)	(501)

For the year ended December 31
2025	2024	2023
$ millions	$ millions	$ millions

Sales	692	579	546
Operating Income	145	152	105
Depreciation and amortization	39	37	33
Operating income before depreciation and amortization	183	189	138
Net Income	109	114	85
Total Comprehensive income	131	103	71

B.	Business Acquisition and Divestiture

1.
In January 2026, the Company acquired 49.9% of Bartek Ingredients shares and preferred debt for total consideration of approximately $90 million. Bartek is a global leader in food-grade malic and fumaric acids, serving hundreds of customers and distributors across the food, beverage, confectionery, bakery and other end-markets. The timing and scale of the second phase, which will result in the acquisition of the remaining shares, are subject to certain business and integration milestones. The Company holds a substantive call option to acquire the remaining shares at any time from the initial closing date. In addition, the seller holds a put option exercisable starting in the third year following the initial sale. If the options are not exercised within five years from the transaction date, the Company will be obligated to acquire the remaining shares.

Since the Company's holds a substantive call option to acquire the remaining shares of Bartek and has the practical ability to exercise it at any time from the initial closing date, Bartek will be consolidated in ICL's financial statements.